Other intangible assets (Details 1) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	₨ 44,367	$ 642	₨ 44,665	₨ 44,925
Teva and an affiliate of Allergan [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	24,489
UCB India Private Limited and affiliates [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	5,578
XenoPort, Inc. [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	3,527
Novartis Consumer Health Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	2,421
3i Group Plc [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,084
Eisai Company Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,620
Hatchtech Pty Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,072
Ducere Pharma LLC [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	798
Alchemia Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	187
Gland Pharma Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	₨ 312